Accumulated Other Comprehensive Income (Loss) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Comprehensive Income (Loss) (AOCI) by component, net of tax
Balance at the end of the period	$ (10,279)	$ (20,461)
Accumulated Other Comprehensive Income (Loss)
Other Comprehensive Income (Loss) (AOCI) by component, net of tax
Balance at the beginning of the period	(20,461)	(18,614)	(14,658)
Other comprehensive income before reclassifications	9,031	(2,856)	(4,791)
Amounts reclassified from accumulated other comprehensive income	1,151	1,009	835
Net current period other comprehensive income	10,182	(1,847)	(3,956)
Balance at the end of the period	(10,279)	(20,461)	(18,614)
Post retirement medical plan | Accumulated Other Comprehensive Income (Loss)
Other Comprehensive Income (Loss) (AOCI) by component, net of tax
Balance at the beginning of the period	(14,684)	(12,707)	(9,957)
Other comprehensive income before reclassifications	7,017	(2,986)	(3,585)
Amounts reclassified from accumulated other comprehensive income	1,151	1,009	835
Net current period other comprehensive income	8,168	(1,977)	(2,750)
Balance at the end of the period	(6,517)	(14,684)	(12,707)
Decker defined benefit pension | Accumulated Other Comprehensive Income (Loss)
Other Comprehensive Income (Loss) (AOCI) by component, net of tax
Balance at the beginning of the period	(5,777)	(5,907)	(4,701)
Other comprehensive income before reclassifications	2,014	130	(1,206)
Net current period other comprehensive income	2,014	130	(1,206)
Balance at the end of the period	$ (3,763)	$ (5,777)	$ (5,907)